Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defiance LLM Catalyst Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	7.94%	35.56%	27.07%	(26.13%)	12.94%	53.59%